Alpha Architect Global Factor Equity ETF
(formerly known as Alpha Architect Value Momentum Trend ETF)

Schedule of Investments

December 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.1%	Shares	Value
Alpha Architect International Quantitative Momentum ETF(a)	159,251	$4,228,114
Alpha Architect International Quantitative Value ETF	137,019	3,291,196
Alpha Architect US Quantitative Momentum ETF(b)	110,588	7,092,008
Alpha Architect US Quantitative Value ETF(a)(b)	141,529	6,317,855
TOTAL EXCHANGE TRADED FUNDS (Cost $18,592,497)		20,929,173

SHORT-TERM INVESTMENTS - 10.4%
Investments Purchased with Proceeds from Securities Lending - 9.5%
First American Government Obligations Fund - Class X, 4.41%(c)	2,006,387	2,006,387

Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 4.41%(c)	200,371	200,371

TOTAL SHORT-TERM INVESTMENTS (Cost $2,206,758)		2,206,758

TOTAL INVESTMENTS - 109.5% (Cost $20,799,255)		$23,135,931
Liabilities in Excess of Other Assets - (9.5%)		(2,006,995)
TOTAL NET ASSETS - 100.0%		$21,128,936

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $1,961,073 which represented 9.3% of net assets.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Alpha Architect Global Factor Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$20,929,173	$-	$-	$20,929,173
Investments Purchased with Proceeds from Securities Lending	2,006,387	-	-	2,006,387
Money Market Funds	200,371	-	-	200,371
Total Investments	$23,135,931	$-	$-	$23,135,931

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions With Affiliates

The Alpha Architect Global Factor Equity ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended December 31, 2024

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$6,510,556	$3,186,677	$7,761,341	$4,239,334	$21,697,908
Purchases	191,746	418,294	200,169	458,204	1,268,413
Proceeds from Sales	(168,233)	(84,794)	(923,423)	(111,013)	(1,287,463)
Net Realized Gains (Losses)	12,717	(15,071)	149,317	(294)	146,669
Change in Unrealized Appreciation (Depreciation)	(228,931)	(213,910)	(95,396)	(358,117)	(896,354)
Value, End of Period	6,317,855	3,291,196	7,092,008	4,228,114	20,929,173
Dividend Income	$30,300	$32,906	$101,065	$193,873	$358,144

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	141,116	123,574	120,912	147,148
Number of Shares Purchased	4,173	16,927	2,948	16,192
Number of Shares Sold	(3,760)	(3,482)	(13,272)	(4,089)
Shares, End of Period	141,529	137,019	110,588	159,251

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